Supplemental Guarantor Information - Supplemental Condensed Consolidating Statement of Operations And Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			36 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
REVENUES AND OTHER:
Oil and gas production revenues									$ 15,911	$ 16,428	$ 16,337
Derivative instrument losses, net									(399)	(79)
Other									48	215	114
Total revenues and other	3,446	3,900	4,268	3,946	4,259	4,055	3,850	4,400	15,560	16,564	16,451	16,564
OPERATING EXPENSES:
Depreciation, depletion, and amortization									6,289	6,881	4,006
Asset retirement obligation accretion									238	228	150
Lease operating expenses									2,864	2,784	2,440
Gathering and transportation									288	295	289
Taxes other than income									785	818	871
General and administrative									482	515	439
Acquisitions, divestitures, and transition									33	31	20
Financing costs, net									177	172	172
Total operating expenses	3,217	3,464	3,231	3,168	3,574	3,875	3,502	3,626	11,156	11,724	8,387	14,577
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									4,404	4,840	8,064
Provision (benefit) for income taxes									1,924	2,853	3,492
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	229	436	1,037	778	685	180	348	774	2,480	1,987	4,572	1,987
Net income from discontinued operations, net of tax	1	(130)	(2)	(61)	(17)	0	8	23	(192)	14	12	14
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	230	306	1,035	717	668	180	356	797	2,288	2,001	4,584	2,001
Preferred stock dividends									44	76	76
Net income attributable to non controlling interest									56
Income attributable to common stock	174	300	1,016	698	649	161	337	778	2,188	1,925	4,508	1,925
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									2,204	1,803	4,640
Apache Corporation [Member]
REVENUES AND OTHER:
Oil and gas production revenues									4,585	4,237	4,380
Equity in net income (loss) of affiliates									2,313	1,523	3,590
Derivative instrument losses, net									(399)
Other										(80)	9
Total revenues and other									6,499	5,680	7,979
OPERATING EXPENSES:
Depreciation, depletion, and amortization									2,250	1,391	1,257
Asset retirement obligation accretion									67	76	70
Lease operating expenses									939	957	794
Gathering and transportation									61	51	51
Taxes other than income									190	185	170
General and administrative									408	425	365
Acquisitions, divestitures, and transition									33	25	14
Financing costs, net									97	94	149
Total operating expenses									4,045	3,204	2,870
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									2,454	2,476	5,109
Provision (benefit) for income taxes									222	475	525
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST									2,232	2,001	4,584
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									2,232	2,001	4,584
Preferred stock dividends									44	76	76
Income attributable to common stock									2,188	1,925	4,508
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									2,204	1,803	4,640
Apache Finance Canada [Member]
REVENUES AND OTHER:
Equity in net income (loss) of affiliates									17	(737)	234
Other									61	69	125
Total revenues and other									78	(668)	359
OPERATING EXPENSES:
Financing costs, net									5	(20)	(18)
Total operating expenses									5	(20)	(18)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									73	(648)	377
Provision (benefit) for income taxes									20	(159)	97
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST									53	(489)	280
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									53	(489)	280
Income attributable to common stock									53	(489)	280
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									53	(489)	280
All Other Subsidiaries of Apache Corporation [Member]
REVENUES AND OTHER:
Oil and gas production revenues									11,326	12,191	11,957
Equity in net income (loss) of affiliates									36	248	46
Other									(9)	151	(16)
Total revenues and other									11,353	12,590	11,987
OPERATING EXPENSES:
Depreciation, depletion, and amortization									4,039	5,490	2,749
Asset retirement obligation accretion									171	152	80
Lease operating expenses									1,925	1,827	1,646
Gathering and transportation									227	244	238
Taxes other than income									595	633	701
General and administrative									78	94	78
Acquisitions, divestitures, and transition										6	6
Financing costs, net									75	98	41
Total operating expenses									7,110	8,544	5,539
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									4,243	4,046	6,448
Provision (benefit) for income taxes									1,682	2,537	2,870
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST									2,561	1,509	3,578
Net income from discontinued operations, net of tax									(192)	14	12
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									2,369	1,523	3,590
Net income attributable to non controlling interest									56
Income attributable to common stock									2,313	1,523	3,590
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									2,313	1,523	3,590
Reclassifications & Eliminations [Member]
REVENUES AND OTHER:
Equity in net income (loss) of affiliates									(2,366)	(1,034)	(3,870)
Other									(4)	(4)	(4)
Total revenues and other									(2,370)	(1,038)	(3,874)
OPERATING EXPENSES:
General and administrative									(4)	(4)	(4)
Total operating expenses									(4)	(4)	(4)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(2,366)	(1,034)	(3,870)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST									(2,366)	(1,034)	(3,870)
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									(2,366)	(1,034)	(3,870)
Income attributable to common stock									(2,366)	(1,034)	(3,870)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									$ (2,366)	$ (1,034)	$ (3,870)